Pensions and Other Postretirement Benefits (Expected Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2024 CAD ($)
Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2025	$ 1,044
2026	1,035
2027	1,024
2028	1,010
2029	997
Years 2030 to 2033	4,768
Other postretirement benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2025	11
2026	11
2027	11
2028	10
2029	10
Years 2030 to 2033	$ 48